CONTEXT CAPITAL FUNDS

(the “Trust”)

Context Macro Opportunities Fund

Context Strategic Global Equity Fund

Supplement dated May 17, 2017 to the Prospectus dated May 1, 2017

Effective immediately after market closing on May 17, 2017, the minimum initial investment for Institutional Shares is lowered from $1,000,000 to $10,000.

Therefore, effective immediately after market closing on May 17, 2017, the chart under “Purchase and Sale of Fund Shares” on page 11 is hereby deleted and replaced with the following:

	Minimum Initial Investment	Minimum Additional Investment
Investor Shares
Standard Accounts	$2,000	$200
Retirement Accounts	$250	$50

Institutional Shares
Standard Accounts	$10,000	None
Retirement Accounts	$10,000	None

Effective immediately after market closing on May 17, 2017, the chart under “Purchase and Sale of Fund Shares” on page 19 is hereby deleted and replaced with the following:

	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
Standard Accounts	$10,000	None
Retirement Accounts	$10,000	None

Effective immediately after market closing on May 17, 2017, the chart under “Choosing a Share Class” on page 44 is hereby deleted and replaced with the following:

	Investor Shares	Institutional Shares
Minimum Initial Investment	$2,000	$10,000
Sales Charges	None	None
Rule 12b-1 Distribution Fees	0.25%	None

Effective immediately after market closing on May 17, 2017, the chart under “Minimum Investments” on page 45 is hereby deleted and replaced with the following:

	Minimum Initial Investment	Minimum Additional Investment
Investor Shares (Macro Opportunities Fund only)
Standard Accounts	$2,000	$200
Retirement Accounts	$250	$50
Institutional Shares
Standard Accounts	$10,000	None
Retirement Accounts	$10,000	None

Effective immediately after market closing on May 17, 2017, the chart under “Small Account Balances” on page 50 is hereby deleted and replaced with the following:

Minimum Account Balance	Investor Shares	Institutional Shares
Standard Accounts	$2,000	$10,000
Retirement Accounts	$2,000	$10,000

This Supplement provides information a prospective investor ought to know before investing and should be retained for future reference.